Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Maturity profile
Long-term debt	R 102,645	R 117,031	R 124,068
Within one year
Maturity profile
Long-term debt	14,091	13,160
One to five years
Maturity profile
Long-term debt	72,309	87,629
More than five years
Maturity profile
Long-term debt	R 16,245	R 16,242